Long-Lived Assets	12 Months Ended
Mar. 31, 2012
Long-Lived Assets
(7)	Long-Lived Assets

The Company periodically reviews the recorded value of its long-lived assets to determine if the future cash flows to be derived from these assets or related asset group will be sufficient to recover the remaining recorded asset values. Impairment losses are included in other deductions in the consolidated statements of operations, and are not charged to segment profit.

The disclosure below has been modified to reflect the revised segments.

The Company recognized impairment losses in the aggregate of 399,259 million yen of long-lived assets during fiscal 2012.

The Company recorded impairment losses for certain buildings, machinery and equipment, and finite-lived intangible assets related to certain domestic flat TV manufacturing facilities in “AVC Networks” segment. As a result of the continuously substantial decline of product prices and the yen appreciation, the Company estimated that the carrying amounts would not be recoverable through future cash flows. The fair value of buildings was determined through an appraisal based on the repurchase cost. The fair value of machinery and equipment was determined through an appraisal based on the repurchase cost or net realizable value. The fair value of finite-lived intangible assets was determined based on the discounted estimated cash flows expected to result from the use and eventual disposition of the assets.

The Company recorded impairment losses for certain machinery and equipment related to domestic semiconductor manufacturing facilities in “Industrial Devices” segment. As a result of the decline in market demand and per unit selling price of Digital AV products on which semiconductor business is heavily dependent as a supplier, the Company decided to cease the use of the above-mentioned facilities. The fair value of machinery and equipment was determined through an appraisal based on the net realizable value.

The Company recorded impairment losses of 25,536 million yen for certain finite-lived intangible assets related to customer relationship, and patents and know-how of optical pick-up business in “Industrial Devices” segment. As a result of the decline of product prices and the increase in material cost, the Company estimated that the carrying amounts would not be recoverable through future cash flows. The fair value was mainly determined based on excess earnings method and relief-from-royalty method.

The Company recorded impairment losses of 95,546 million yen for certain finite-lived intangible assets related to customer relationship, and patents and know-how of consumer lithium-ion battery business in “Energy” segment. As a result of decline of the product prices and the yen appreciation, the Company estimated that the carrying amounts would not be recoverable through future cash flows. The fair value was mainly determined based on excess earnings method and relief-from-royalty method.

Impairment losses of 212,151 million yen, 78,406 million yen, 99,183 million yen and 9,519 million yen were related to “AVC Networks,” “Industrial Devices,” “Energy” and the remaining segments, respectively.

On March 5, 2012, the Company and Innovation Network Corporation of Japan reached a final agreement regarding the sale of the Mobara plant of Panasonic Liquid Crystal Display Co., Ltd., a subsidiary of the Company, to Japan Display Inc. The Company classified these buildings, machinery and equipment, and finite-lived intangible assets related to the plant as assets held for sale and these assets were included in other current assets in the consolidated balance sheet at March 31, 2012. The Company sold these assets in April 2012.

The Company recognized impairment losses in the aggregate of 34,692 million yen of long-lived assets during fiscal 2011.

The Company recorded impairment losses for certain machinery and equipment, and other assets related to domestic and overseas flat TV manufacturing facilities. As a result of the continuously substantial decline of product prices and the yen appreciation, the Company estimated that the carrying amounts would not be recoverable through future cash flows. The fair value was determined through an appraisal based on the repurchase cost.

The Company recorded impairment losses for certain finite-lived intangible assets related to right of trademark of “SANYO.” The Company decided “Panasonic” will be the only brand that conveys corporate messages for all the business groups, except for certain regions and products, and as a result, the Company estimated the carrying amounts of the assets would not be recoverable through future cash flows. The fair value was based on the discounted estimated cash flows expected to result from the use of the assets.

Impairment losses of 12,380 million yen, 2,004 million yen, 4,176 million yen, 2,092 million yen, 8,561 million yen, 3,056 million yen and 2,423 million yen were related to “AVC Networks,” “Systems & Communications,” “Eco Solutions,” “Industrial Devices,” “Energy,” “Other” and the remaining segments, respectively.

The Company recognized impairment losses in the aggregate of 79,259 million yen of long-lived assets during fiscal 2010.

The Company recorded impairment losses for certain machinery and finite-lived intangible assets related to domestic liquid crystal display panel manufacturing facilities. As a result of the continuously substantial decline of product prices, the Company estimated that the carrying amounts would not be recoverable through future cash flows. The fair value was based on the discounted estimated cash flows expected to result from the use and eventual disposition of the assets.

The Company recorded impairment losses for certain land, buildings, and machinery and equipment related to domestic battery manufacturing facilities. Due to the revamp of manufacturing capacity of the lithium-ion battery business, certain factories experienced a downturn in profitability. In addition, the Company had to transfer a part of its nickel-hydrogen battery business in relation to the acquisition of SANYO. As a result, the carrying amounts of certain domestic battery manufacturing facilities would not be recoverable through future cash flows. The fair value of land was determined through an appraisal based on the comparable sales method. The fair value of buildings, and machinery and equipment was determined through an appraisal based on the repurchase cost.

Impairment losses of 36,672 million yen, 8,193 million yen, 6,935 million yen, 19,629 million yen and 7,830 million yen were related to “AVC Networks,” “Appliances,” “Eco Solutions,” “Energy” and the remaining segments, respectively.